Failed Sale-Leaseback Arrangement (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Dec. 23, 2015	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Proceeds from sale of land, building and improvements	$ 56,000
Lease term	P20Y
Lease renewal term	10 years
Lease implied interest rate	7.40%
Financing costs incurred	$ 1,025	$ 139	$ 260
Financing liability residual	$ 8,313
Payments to lessor		4,570	4,106
Interest expense associated with financing liability		4,104	4,131
Payments of principal		465
Accrued interest			25
Sale-leaseback financing interest expense		$ 68	$ 69